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February 7, 2018	Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	The Oberweis Funds (the “Trust”) Post-Effective Amendment No. 61 under the Securities Act of 1933 and Amendment No. 63 under the Investment Company Act of 1940 File Nos. 033-09093 and 811-04854

To the Commission:

The Fund is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 61 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 63 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act. The purpose of this Amendment is to add a new series, the Oberweis Emerging Markets Fund, to the Trust. This Amendment is intended to become effective on May 1, 2018.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7616.

Very truly yours, /s/ Renee M. Hardt Renee M. Hardt

RMH/gk

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